Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of RSU, Beginning Balance	8,583	8,583	16,175
Weighted Average Grant Date Fair Value Per RSU, Beginning Balance	$ 26.20	$ 26.20	$ 26.20
Weighted-Average Remaining Contractual Life	9 months 18 days	1 year	1 year	2 years
No. of RSU, Granted
Weighted Average Grant Date Fair Value Per RSU, Granted
No. of RSU, Vested	(4,292)	(5,740)	(5,392)
Weighted Average Grant Date Fair Value Per RSU, Vested	$ 26.20		$ 26.20
No. of RSU, Expired
Weighted Average Grant Date Fair Value Per RSU, Expired
No. of RSU, Forfeited	(980)	(2,843)	(2,200)
Weighted Average Grant Date Fair Value Per RSU, Cancelled / Forfeited			$ 26.20
No. of RSU, Ending Balance	3,311	8,583	8,583	16,175
Weighted Average Grant Date Fair Value Per RSU, Ending Balance	$ 26.20		$ 26.20
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of RSU, Beginning Balance
No. of RSU, Ending Balance